4. Equipment (Tables)	9 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Equipment
	September 30, 2016			December 31, 2015
	Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value
Office equipment	$60	$50	$10	$57	$46	$11
Computer equipment	298	256	42	277	232	45
Field equipment	127	99	28	182	134	48
Buildings	42	38	4	40	35	5
	$527	$443	$84	$556	$447	$109